Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Future minimum rental receipts

Year ended December 31,	Amount
2016	$213,385
2017	165,329
2018	123,761
2019	97,619
2020	75,599
Thereafter	221,123
Total	$896,816